Other Receivables, Related Party	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Other Receivables, Related Party

8. Other Receivables, Related Party

As of December 31, 2023 and 2022 the Company had a receivable, related party of $2.8 million (presented net in accounts payable, related party) and $6.5 million ($3.7 million short term and $2.8 million long term), respectively, primarily due from Biofrontera AG for its 50% share of the balance of a legal settlement (See Note 23. Commitments and Contingencies – Legal proceedings) for which both parties are jointly and severally liable. The Company has a contractual right to repayment of its share of the settlement payments, plus interest and other miscellaneous settlement costs, from Biofrontera AG under the Settlement Allocation Agreement (“Allocation Agreement”) entered into on December 9, 2021 and as amended on March 31, 2022, which provides that the settlement payments would first be made by the Company and then reimbursed by Biofrontera AG for its share. The Allocation Agreement, as amended, provides certain remedies to the Company if Biofrontera AG fails to make timely reimbursements, which the Company may implement in its sole discretion, including the ability to charge interest at a rate of 6.0% per annum for each day that any reimbursement is past due and the ability to offset any overdue reimbursement amounts against payments owed to Biofrontera AG by the Company (including amounts owed under the Company’s license and supply agreement for Ameluz®). See Note 17. Related Party.

The Addendum to Amended and Restated License and Supply Agreement, effective December 5, 2023, and as amended on January 29, 2024, allows for us to set off the amounts due to Biofrontera AG and the Ameluz Licensor, with the amounts due from Biofrontera AG, and the Ameluz Licensor. As such, in accordance with ASC 210-20-45-1 the other receivables, related party have been offset against accounts payable, related parties for the year ended December 31, 2023. No reserve for the receivable was deemed necessary as of December 31, 2023 or December 31, 2022.